Intangible assets, Net	12 Months Ended
Dec. 31, 2019
Intangible assets, Net
Intangible assets, Net

8. Intangible assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Internally developed software	171,801	233,366
Trademark	692	1,070
Supplier relationship	15,620	15,620

Accumulated amortization	(55,720)	(99,015)

Intangible assets, net	132,393	151,041

Amortization expenses for intangible assets were RMB12,837, RMB19,481 and RMB43,295 for the years ended December 31, 2017, 2018 and 2019, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB55,054, RMB47,046, RMB25,727, RMB9,168 and RMB8,016.